Document and Entity Information	Feb. 16, 2022
Cover [Abstract]
Entity Registrant Name	Arconic Corp
Amendment Flag	false
Entity Central Index Key	0001790982
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39162
Entity Tax Identification Number	84-2745636
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	(412)
Local Phone Number	992-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ARNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false